FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2007

                  Date of reporting period: December 31, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                December 31, 2007
                                   (unaudited)
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            Principal       Security                                                      Moody's/S&P
              Amount        Description                                                     Ratings           Value   (a)
              ------        -----------                                                    --------            ------
Municipal Bonds (99.4%):
Hawaii (93.7%):
Hawaii General Obligation Bonds (48.1%):

                            City and County of Honolulu, Hawaii, Series A,
                            FGIC Insured
               $ 3,600,000  7.350%, 07/01/08                                                Aaa/AAA      $    3,674,952
                 1,715,000  6.000%, 01/01/11                                                Aaa/AAA           1,847,398
                     5,000  5.750%, 04/01/11                                                 A3/AAA               5,383
                 1,580,000  6.000%, 01/01/12                                                Aaa/AAA           1,733,987
                 3,025,000  5.750%, 04/01/13                                                Aaa/AAA           3,355,844

                            City and County of Honolulu, Hawaii
                            , Series A, FSA Insured
                 2,500,000   5.000%, 09/01/09                                               Aaa/AAA           2,578,975

                            City and County of Honolulu, Hawaii
                            , Series A, FSA Insured,
                            Prerefunded 09/01/11 @100, Collateral: U.S.
                            Treasury Obligations &
                            Resolution Funding Corporation
                 3,500,000  5.375%, 09/01/18                                                Aaa/AAA           3,763,200
                 2,000,000  5.125%, 09/01/20                                                Aaa/AAA           2,133,260

                            City and County of Honolulu, Hawaii, Series A,
                            MBIA Insured
                 5,000,000  5.000%, 07/01/21                                                Aaa/AAA           5,307,600
                 5,000,000  5.000%, 07/01/22                                                Aaa/AAA           5,287,750

                            City and County of Honolulu, Hawaii, Series A,
                            MBIA Insured,
                            Prerefunded 03/01/13 @100, Collateral: U.S.
                            Government Securities
                 1,885,000  5.250%, 03/01/15                                                Aaa/AAA           2,057,025
                 3,005,000  5.250%, 03/01/17                                                Aaa/AAA           3,279,236
                 1,255,000  5.250%, 03/01/18                                                Aaa/AAA           1,369,531

                            City and County of Honolulu, Hawaii, 1993
                            Series A, FGIC - TCRS
                            Insured, Escrowed to Maturity, Collateral:
                            U.S. Government Securities
                 4,110,000  6.000%, 01/01/11                                                #Aaa/AAA          4,440,691
                   920,000  6.000%, 01/01/12                                                #Aaa/AAA          1,014,355

                            City and County of Honolulu, Hawaii
                            1994 Series A,
                            FGIC Insured, Escrowed to Maturity, Collateral:
                            U.S. Government
                                   Securities
                 3,995,000  5.750%, 04/01/11                                                #Aaa/NR           4,311,204
                   775,000  5.750%, 04/01/13                                                Aaa/AAA             865,272

                            City and County of Honolulu, Hawaii
                            Refunded - 1995 Series A,
                            Escrowed to Maturity, MBIA Insured, Collateral:
                             U.S. Government Securities
                 1,355,000  6.000%, 11/01/09                                                #Aaa/AAA          1,426,842
                   860,000  6.000%, 11/01/09                                                Aaa/AAA             905,597
                 1,090,000  6.000%, 11/01/10                                                Aaa/AAA           1,175,423
                   410,000  6.000%, 11/01/10                                                #Aaa/AAA            442,132

                            City and County of Honolulu, Hawaii, 2003-
                            Series A, MBIA Insured,
                            Unrefunded Portion
                 1,115,000  5.250%, 03/01/15                                                Aaa/AAA           1,206,307
                 1,775,000  5.250%, 03/01/17                                                Aaa/AAA           1,899,587
                   745,000  5.250%, 03/01/18                                                Aaa/AAA             796,569

                            City and County of Honolulu, Hawaii
                                   , Series B,
                            FGIC Insured, Unrefunded Portion
                 7,310,000  5.500%, 10/01/11                                                Aaa/AAA           7,868,630

                            City and County of Honolulu, Hawaii,
                                    Series B,
                            FSA Insured, Custodial Receipts, Unrefunded Portion
                 3,955,000  8.000%, 10/01/10                                                Aaa/AAA           4,460,330

                            City and County of Honolulu, Hawaii
                            , Series B,  FGIC Insured,
                            Prerefunded 07/01/09 @101, Collateral: U.S.
                            Treasury & Agency Obligations
                 2,595,000  5.125%, 07/01/15                                                Aaa/AAA           2,700,072

                            City and County of Honolulu, Hawaii,
                            Series B, FGIC Insured,
                            Prerefunded to 07/01/09 @101, Collateral:
                            U.S. Government Securities
                 4,490,000  5.000%, 07/01/19                                                Aaa/AAA           4,663,673
                 1,395,000  5.000%, 07/01/20                                                Aaa/AAA           1,448,959

                            City and County of Honolulu, Hawaii
                                   , Series C,
                                  FGIC Insured
                 7,750,000  5.125%, 07/01/14                                                Aaa/AAA           8,021,095
                 2,510,000  5.000%, 07/01/18                                                Aaa/AAA           2,591,801

                            City and County of Honolulu, Hawaii,
                            Series C, MBIA Insured
                 6,740,000  5.000%, 07/01/18                                                Aaa/AAA           7,235,727


                            City and County of Honolulu, Hawaii,
                            Series D, MBIA Insured
                 3,750,000  5.000%, 07/01/19                                                Aaa/AAA           4,008,188
                 6,080,000  5.000%, 07/01/21                                                Aaa/AAA           6,454,042

                            City and County of Honolulu, Hawaii,
                            Series F, FGIC Insured
                 1,000,000  5.250%, 07/01/19                                                Aaa/AAA           1,088,320
                 5,335,000  5.250%, 07/01/20                                                Aaa/AAA           5,788,155

                            City and County of Honolulu, Hawaii, Water Utility
                            Refunding and Improvement, Escrowed
                            to Maturity, FGIC Insured, Collateral:
                            U.S. Government Securities
                 1,125,000  6.000%, 12/01/12                                                Aaa/AAA           1,264,815
                 1,050,000  6.000%, 12/01/15                                                Aaa/AAA           1,231,524

                            County of Hawaii, Series A, CIFG Insured
                 1,850,000  5.000%, 07/15/20                                                Aaa/AAA           1,992,265

                            County of Hawaii
                            , Series A, FGIC Insured
                 3,170,000  5.500%, 05/01/08                                                Aaa/AAA           3,194,694
                 2,500,000  5.550%, 05/01/09                                                Aaa/AAA           2,578,800
                 4,905,000  5.600%, 05/01/11                                                Aaa/AAA           5,271,698
                 1,000,000  5.600%, 05/01/12                                                Aaa/AAA           1,091,520
                 1,000,000  5.600%, 05/01/13                                                Aaa/AAA           1,107,310

                            County of Hawaii, Series A, FGIC Insured,
                            Prerefunded to 07/15/11 @
                            100, Collateral: State & Local Government Series 100%
                 1,465,000  5.500%, 07/15/16                                                Aaa/AAA           1,578,655

                            County of Hawaii, Series A, FSA Insured,
                            Prerefunded to 05/15/09 @
                            101, Collateral State & Local Government Series 100%
                 1,000,000  5.400%, 05/15/15                                                Aaa/AAA           1,041,540
                 1,470,000  5.625%, 05/15/18                                                Aaa/AAA           1,535,444

                            County of Hawaii
                            , Series A, FSA Insured
                 1,000,000  5.000%, 07/15/16                                                Aaa/AAA           1,067,050
                 2,000,000  5.000%, 07/15/17                                                Aaa/AAA           2,124,820
                 1,000,000  5.000%, 07/15/18                                                Aaa/AAA           1,058,830

                            County of Kauai, Hawaii, MBIA Insured,
                            Prerefunded 08/01/11 @100,
                            Collateral: State & Local Government Series 100%
                   140,000  5.625%, 08/01/13                                                Aaa/AAA             151,575
                   560,000  5.625%, 08/01/14                                                Aaa/AAA             606,301
                   355,000  5.625%, 08/01/17                                                Aaa/AAA             384,351
                   345,000  5.625%, 08/01/18                                                Aaa/AAA             373,525
                   805,000  5.500%, 08/01/20                                                Aaa/AAA             868,184

                            County of Kauai, Hawaii, MBIA Insured,
                            Unrefunded Portion
                   985,000  5.625%, 08/01/13                                                Aaa/AAA           1,057,821
                 1,060,000  5.625%, 08/01/14                                                Aaa/AAA           1,137,624
                   680,000  5.625%, 08/01/17                                                Aaa/AAA             729,796
                   655,000  5.625%, 08/01/18                                                Aaa/AAA             702,966
                 1,555,000  5.500%, 08/01/20                                                Aaa/AAA           1,659,683

                            County of Kauai, Hawaii, Series A, FGIC Insured
                 1,000,000  5.000%, 08/01/23                                                Aaa/AAA           1,050,750
                 1,555,000  5.000%, 08/01/24                                                Aaa/AAA           1,627,758
                 1,500,000  5.000%, 08/01/25                                                Aaa/AAA           1,566,240

                            County of Kauai, Hawaii,
                            Series A, FGIC Insured, Prerefunded
                            08/01/10 @100, Collateral: State & Local
                            Government Series 100%
                 1,000,000  6.125%, 08/01/13                                                Aaa/AAA           1,074,800
                 1,010,000  6.250%, 08/01/14                                                Aaa/AAA           1,088,649
                 1,000,000  6.250%, 08/01/15                                                Aaa/AAA           1,077,870
                 1,000,000  6.250%, 08/01/16                                                Aaa/AAA           1,077,870
                 1,275,000  6.250%, 08/01/17                                                Aaa/AAA           1,374,284

                            County of Kauai, Hawaii, 2005-Series A, FGIC Insured
                 1,560,000  5.000%, 08/01/16                                                Aaa/AAA           1,687,514
                 2,010,000  5.000%, 08/01/17                                                Aaa/AAA           2,161,936
                 2,060,000  5.000%, 08/01/18                                                Aaa/AAA           2,205,930
                 1,075,000  5.000%, 08/01/19                                                Aaa/AAA           1,146,068

                            County of Kauai, Hawaii
                            Refunding Bonds, Series B & C,
                            AMBAC Insured
                 1,355,000  5.900%, 08/01/08                                                Aaa/AAA           1,377,195
                   435,000  5.900%, 08/01/08                                                Aaa/AAA             442,125
                 1,300,000  5.950%, 08/01/10                                                Aaa/AAA           1,388,647

                            County of Maui, Hawaii, MBIA Insured
                 1,250,000  3.800%, 03/01/16                                                Aaa/AAA           1,248,213
                 1,105,000  5.000%, 03/01/19                                                Aaa/AAA           1,174,549

                            County of Maui, Hawaii, Series A, FGIC
                            Insured, Prerefunded 03/01/08
                            @101, Collateral: U.S. Government Securities
                 1,200,000  5.125%, 03/01/14                                                Aaa/AAA           1,216,056
                 1,050,000  5.125%, 03/01/16                                                Aaa/AAA           1,064,049
                 2,590,000  5.250%, 03/01/18                                                Aaa/AAA           2,625,172

                            County of Maui, Hawaii, 2001 - Series A,
                            MBIA Insured, Partially
                            Prerefunded 03/01/11 @100, Collateral:
                            U.S. Government Securities
                   465,000   5.500%, 03/01/18                                                Aaa/AAA            497,443

                            County of Maui, Hawaii, Series A, MBIA Insured,
                            Unrefunded Balance
                   535,000   5.500%, 03/01/18                                               Aaa/AAA             567,362

                            County of Maui, Hawaii, 2002 - Series A,
                            MBIA Insured, Prerefunded to
                            03/01/12 @ 100, Collateral: U.S. Government
                            Securities
                 1,105,000  5.250%, 03/01/15                                                Aaa/AAA           1,190,715
                 1,205,000  5.250%, 03/01/16                                                Aaa/AAA           1,298,472
                 1,000,000  5.250%, 03/01/18                                                Aaa/AAA           1,077,570
                 1,750,000  5.250%, 03/01/19                                                Aaa/AAA           1,885,748
                 1,000,000  5.000%, 03/01/20                                                Aaa/AAA           1,067,910

                            County of Maui, Hawaii
                            , Series B, FGIC Insured
                 1,065,000   5.250%, 03/01/11                                               Aaa/AAA           1,129,060

                            County of Maui, Hawaii
                            , Series C, FGIC Insured
                 1,020,000  5.250%, 03/01/16                                                Aaa/AAA           1,075,702
                 1,250,000  5.250%, 03/01/20                                                Aaa/AAA           1,308,713

                            State of Hawaii
                            , Series BZ, FGIC Insured
                 3,700,000  6.000%, 10/01/11                                                Aaa/AAA           4,047,356
                 3,500,000  6.000%, 10/01/12                                                Aaa/AAA           3,893,575

                            State of Hawaii
                            , Series CA, FGIC Insured
                 2,000,000  5.750%, 01/01/11                                                Aaa/AAA           2,140,260

                            State of Hawaii
                                   , Series CH
                 1,000,000  4.750%, 11/01/11                                                 Aa2/AA           1,051,660

                            State of Hawaii
                            , Series CH, FGIC Insured
                 3,390,000  6.000%, 11/01/08                                                Aaa/AAA           3,470,682

                            State of Hawaii
                            , Series CL, FGIC Insured
                 2,305,000  6.000%, 03/01/11                                                Aaa/AAA           2,492,258

                            State of Hawaii
                            , Series CM, FGIC Insured
                 3,000,000  6.500%, 12/01/15                                                Aaa/AAA           3,582,630

                            State of Hawaii, Series CP, FGIC Insured, Unrefunded
                 1,435,000  5.000%, 10/01/13                                                Aaa/AAA           1,451,546
                   630,000  5.000%, 10/01/14                                                Aaa/AAA             637,264
                 1,435,000  5.000%, 10/01/15                                                Aaa/AAA           1,451,546
                 2,060,000  5.000%, 10/01/17                                                Aaa/AAA           2,083,752

                            State of Hawaii
                            , Series CR, MBIA Insured,
                            Prerefunded 04/01/08 @101, Collateral:
                            U.S. Government Securities
                 1,000,000  5.250%, 04/01/13                                                Aaa/AAA           1,015,480
                 5,000,000  5.000%, 04/01/16                                                Aaa/AAA           5,074,400
                 9,600,000  5.000%, 04/01/17                                                Aaa/AAA           9,742,848

                            State of Hawaii
                            , Series CS, MBIA Insured
                 5,500,000  5.000%, 04/01/09                                                Aaa/AAA           5,627,435

                            State of Hawaii
                            , Series CU, Prerefunded
                            10/01/10 @100, MBIA Insured, Collateral:
                            State & Local Government Series 100%
                 3,000,000  5.600%, 10/01/19                                                Aaa/AAA           3,197,160

                            State of Hawaii
                            , Series CV, FGIC Insured
                11,000,000  5.000%, 08/01/20                                                Aaa/AAA          11,370,150
                 5,000,000  5.250%, 08/01/21                                                Aaa/AAA           5,260,550
                 1,015,000  5.000%, 08/01/21                                                Aaa/AAA           1,047,104

                            State of Hawaii
                            , Series CX, FSA Insured
                 8,725,000  5.500%, 02/01/13                                                Aaa/AAA           9,451,007
                 2,500,000  5.500%, 02/01/21                                                Aaa/AAA           2,664,800

                            State of Hawaii
                            , Series CZ, FSA Insured
                            Prerefunded to 07/01/12 @100, Collateral:
                            U.S. Government Securities
                 3,000,000  5.250%, 07/01/17                                                Aaa/AAA           3,250,170

                            State of Hawaii, Series DE, MBIA Insured
                10,000,000  5.000%, 10/01/21                                                Aaa/AAA          10,530,800
                 2,500,000  5.000%, 10/01/24                                                Aaa/AAA           2,605,775

                            State of Hawaii, Series DF, AMBAC Insured
                 3,500,000  5.000%, 07/01/18                                                Aaa/AAA           3,757,425
                10,000,000  5.000%, 07/01/22                                                Aaa/AAA          10,575,500
                 5,000,000  5.000%, 07/01/23                                                Aaa/AAA           5,267,950
                10,000,000  5.000%, 07/01/24                                                Aaa/AAA          10,496,500

                            State of Hawaii, Series DG, AMBAC Insured, Refunding
                 2,000,000  5.000%, 07/01/17                                                Aaa/AAA           2,156,540

                            State of Hawaii, Series DI, FSA Insured
                 5,000,000  5.000%, 03/01/20                                                Aaa/AAA           5,370,050
                 2,750,000  5.000%, 03/01/21                                                Aaa/AAA           2,941,648
                 5,000,000  5.000%, 03/01/22                                                Aaa/AAA           5,326,950

                            State of Hawaii, Series DJ, AMBAC Insured
                 5,000,000  5.000%, 04/01/23                                                Aaa/AAA           5,319,200

                                                                                                        ----------------
                            Total Hawaii General Obligation Bonds                                           332,144,244
                                                                                                        ----------------

 Hawaii Revenue Bonds (45.6%):

                            Board of Regents, University of Hawaii,
                            University System , Series A,
                            FGIC Insured, Prerefunded to 07/15/12
                            @100, Collateral: State & Local
                            Government Series 100%
                 2,000,000  5.500%, 07/15/19                                                Aaa/AAA           2,189,020
                 2,000,000  5.500%, 07/15/21                                                Aaa/AAA           2,189,020
                 2,000,000  5.500%, 07/15/22                                                Aaa/AAA           2,189,020
                 3,000,000  5.500%, 07/15/29                                                Aaa/AAA           3,283,530

                            Board of Regents, University of
                            Hawaii, University System
                            , Series B, FSA Insured
                 1,110,000  5.250%, 10/01/12                                                Aaa/AAA           1,185,946
                 1,000,000  5.250%, 10/01/13                                                Aaa/AAA           1,065,520
                 1,140,000  5.250%, 10/01/14                                                Aaa/AAA           1,211,797
                 1,395,000  5.250%, 10/01/15                                                Aaa/AAA           1,478,337

                            City and County of Honolulu, Hawaii Board of
                            Water Supply & System,
                            FSA Insured, Prerefunded 07/01/11 @100,
                            Collateral: U.S. Government
                                   Securities
                 1,490,000  5.125%, 07/01/21                                                Aaa/AAA           1,586,075

                            City and County of Honolulu, Hawaii
                            Board of Water Supply & System
                            , FSA Insured, Prerefunded to 07/01/11 @100,
                            Collateral: U.S.
                            Government Securities
                 5,450,000  5.250%, 07/01/23                                                Aaa/AAA           5,823,761

                            City and County of Honolulu, Hawaii
                            Board of Water Supply & System
                            , Series A, FGIC Insured
                 1,230,000  5.000%, 07/01/21                                                Aaa/AAA           1,293,247

                            City and County of Honolulu, Hawaii
                            Board of Water Supply & System ,
                            Series A, MBIA Insured
                30,000,000  4.750%, 07/01/31                                                Aaa/AAA          30,124,800

                            City and County of Honolulu, Hawaii
                            Multi-Family Revenue - Maunakea
                            Apartments, FHA Insured -GNMA Collateral, AMT
                 2,835,000  6.400%, 05/20/30                                                 NR/AAA           2,974,851

                            City and County of Honolulu, Hawaii
                            Wastewater Systems, FGIC Insured
                 1,395,000   5.000%, 07/01/12                                                Aaa/NR           1,440,254

                            City and County of Honolulu, Hawaii Wastewater
                            Systems, MBIA Insured
                 5,000,000  5.000%, 07/01/32                                                Aaa/AAA           5,174,800

                            City and County of Honolulu, Hawaii Wastewater
                            Systems, Series A, FGIC
                                     Insured
                 1,825,000  5.000%, 07/01/22                                                Aaa/AAA           1,924,006

                            City and County of Honolulu, Hawaii
                            Wastewater Systems,
                            Junior Series, FGIC Insured
                 2,000,000  5.250%, 07/01/18                                                Aaa/AAA           2,074,760
                 5,055,000  5.000%, 07/01/23                                                Aaa/AAA           5,189,918

                            City and County of Honolulu, Hawaii
                            Wastewater Systems,
                            Senior Series, AMBAC Insured
                 1,810,000  5.500%, 07/01/11                                                 Aaa/NR           1,943,397

                            City & County of Honolulu, Hawaii Wastewater
                            Systems, Senior Series A, FGIC Insured
                 2,370,000  5.000%, 07/01/18                                                Aaa/AAA           2,536,350
                 2,000,000  5.000%, 07/01/24                                                Aaa/AAA           2,092,760

                            City & County of Honolulu, Hawaii Wastewater
                            Systems, First Bond
                            Resolution, Series SR, Prerefunded
                            to 07/01/11 @100, Collateral: State
                            & Local Government Series 100%
                 1,065,000  5.500%, 07/01/16                                                 Aaa/NR           1,146,771
                 3,000,000  5.500%, 07/01/17                                                 Aaa/NR           3,230,340
                 2,310,000  5.500%, 07/01/18                                                 Aaa/NR           2,487,362
                 2,000,000  5.250%, 07/01/19                                                 Aaa/NR           2,137,160

                            City and County of Honolulu, Hawaii Wastewater
                            System First Bond
                            Resolution, Senior Series A, MBIA Insured
                 1,000,000  5.000%, 07/01/36                                                Aaa/AAA           1,032,820

                            City and County of Honolulu, Hawaii Wastewater
                            System Second Bond,
                            Junior B-1 Remarket 09/15/06, MBIA Insured
                 1,340,000  5.000%, 07/01/18                                                Aaa/AAA           1,444,681
                 1,935,000  5.000%, 07/01/19                                                Aaa/AAA           2,076,042
                 2,035,000  5.000%, 07/01/20                                                Aaa/AAA           2,175,761
                19,715,000  5.000%, 07/01/32                                                Aaa/AAA          20,404,236

                            City and County of Honolulu, Hawaii Board
                            of Water Supply Water
                            Systems, FSA Insured, Unrefunded Balance
                 1,510,000  5.125%, 07/01/21                                                Aaa/AAA           1,572,831

                            Department of Budget and Finance
                            of the State of Hawaii Special
                                  Purpose (The
                            Queen's Health System), Series B,
                                  MBIA Insured
                            Prerefunded to 07/01/08 @102, Collateral:
                            U.S. Treasury Strips 100%
                 8,000,000  5.250%, 07/01/23                                                Aaa/AAA           8,248,800

                            Department of Hawaiian Home Lands
                            (State of Hawaii), Escrowed to Maturity,
                            Collateral: US Government
                                   Securities
                 1,310,000  4.150%, 07/01/08                                                 A3/NR            1,316,340

                            Department of Hawaiian Home Lands
                            (State of Hawaii), Prerefunded to
                             07/01/09 @101, Collateral: US
                            Government Securities
                 1,525,000  4.350%, 07/01/10                                                 A3/NR            1,562,637
                 1,245,000  4.450%, 07/01/11                                                 A3/NR            1,276,063

                             Hawaii State Department of Budget and
                             Finance Special Purpose Revenue
                            (Chaminade University, Honolulu), Radian Insured
                 1,000,000  5.000%, 01/01/26                                                NR/AA(1)            984,840

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue
                            Linked Certificates  (Kapiolani Health Care)
                 5,000,000  6.400%, 07/01/13                                               Baa1/BBB+          5,452,500

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue
                            (Mid Pacific Institute), Radian Insured
                 2,000,000  4.625%, 01/01/31                                                 NR/AA(1)         1,857,160
                 1,210,000  4.625%, 01/01/36                                                 NR/AA(1)         1,083,144

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue (Hawaiian
                            Electric Company, Inc.), Series A,
                            AMBAC Insured
                 4,965,000  5.500%, 12/01/14                                                Aaa/AAA           5,212,853

                            Hawaii State Department of Budget and
                            Finance Special
                            Purpose Revenue (Hawaiian
                            Electric Company, Inc.), Series A,
                                  MBIA Insured
                 4,125,000  4.950%, 04/01/12                                                Aaa/AAA           4,378,729

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue
                            Refunding (Hawaiian Electric Company, Inc.)
                            Series A-AMT, FGIC Insured
                 5,000,000  4.800%, 01/01/25                                                Aaa/AAA           4,994,200

                            Hawaii State Department of Budget and Finance of
                            the State of Hawaii Special Purpose Revenue
                             (Hawaiian Electric
                            Company, Inc. and Subsidiaries
                            Projects), Series A-AMT, MBIA Insured
                 5,700,000  5.650%, 10/01/27                                                Aaa/AAA           6,000,333

                            Hawaii State Department of Budget & Finance,
                            Special Purpose Revenue
                            (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
                 1,000,000  5.750%, 12/01/18                                                Aaa/AAA           1,048,610

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue (Hawaiian
                            Electric Company, Inc., and
                            Subsidiaries Projects), Series B-AMT,
                            XL Capital Insured
                 1,000,000  5.000%, 12/01/22                                                Aaa/AAA           1,020,710

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue (Hawaiian
                            Electric Company, Inc.), Series
                            D-AMT, AMBAC Insured
                 2,500,000  6.150%, 01/01/20                                                Aaa/AAA           2,588,175

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue (Hawaii Pacific Health)
                            , Series B, Weekly Reset VRDO*, Radian Insured,
                            SPA: Bank of Nova Scotia
                16,000,000  5.200%, 07/01/33                                                NR/A-1+          16,000,000

                            Hawaii State Department of Budget and Finance
                            Special Purpose Revenue (Hawaii Pacific Health)
                            , Series B-2, Weekly Reset VRDO*, Radian
                            Insured, SPA: Bank of Nova Scotia
                 8,090,000  5.200%, 07/01/33                                                NR/A-1+           8,090,000

                            Housing Finance and Development
                            Corporation (State of Hawaii) Single
                            Family Mortgage,
                            Series A-AMT, FNMA Collateral
                 2,800,000  5.300%, 07/01/22                                                Aaa/AAA           2,825,564
                10,000,000  5.400%, 07/01/29                                                Aaa/AAA          10,104,200
                 2,770,000  5.750%, 07/01/30                                                Aaa/AAA           2,835,871
                   910,000  5.400%, 07/01/30                                                Aaa/AAA             916,306

                            Housing Finance and Development
                            Corporation (State of Hawaii) Single
                            Family Mortgage,
                            Series B, FNMA Insured
                 9,350,000  5.450%, 07/01/17                                                Aaa/AAA           9,495,767
                 6,800,000  5.300%, 07/01/28                                                Aaa/AAA           6,856,984

                            Housing Finance and Development
                            Corporation (State of Hawaii) University
                             of Hawaii Faculty Housing Project,
                            , AMBAC Insured
                 1,960,000  5.650%, 10/01/16                                                Aaa/AAA           1,964,057
                 4,000,000  5.700%, 10/01/25                                                Aaa/AAA           4,008,440

                            Oak Park Heights, Minnesota Multi-Family
                            Revenue, Weekly Reset VRDO*,
                            Federal Home Loan Mortgage Corp. Insured
                 7,480,000  3.500%, 11/01/35                                                 Aaa/NR           7,480,000

                            State of Hawaii Airport System
                            , AMT, FGIC Insured
                14,925,000  5.750%, 07/01/13                                                Aaa/AAA          15,793,187
                 4,000,000  5.750%, 07/01/17                                                Aaa/AAA           4,182,240
                11,000,000  5.625%, 07/01/18                                                Aaa/AAA          11,431,750
                 6,000,000  5.250%, 07/01/21                                                Aaa/AAA           6,116,700

                            State of Hawaii Airport System
                            , AMT, Second Series,
                             Escrowed to Maturity, MBIA Insured,
                             Collateral: U.S. Government Securities
                 6,455,000  6.900%, 07/01/12                                                Aaa/AAA           6,983,665

                            State of Hawaii Airport System
                            , Series B-AMT, FGIC Insured
                 3,000,000  8.000%, 07/01/10                                                Aaa/AAA           3,299,850

                            State of Hawaii Harbor Capital
                            Improvement Revenue, Series
                            B-AMT, AMBAC Insured
                 3,000,000  5.500%, 07/01/19                                                Aaa/AAA           3,166,920

                            State of Hawaii Harbor System Revenue
                            , Series A-AMT, FSA
                                     Insured
                 2,000,000  5.750%, 07/01/17                                                Aaa/AAA           2,107,640
                 1,500,000  5.900%, 07/01/21                                                Aaa/AAA           1,580,910
                 4,845,000  5.000%, 01/01/31                                                Aaa/AAA           4,927,946

                            State of Hawaii Harbor System Revenue,
                            Series A-AMT, FSA Insured
                 2,000,000  5.250%, 07/01/15                                                Aaa/AAA           2,173,940
                 2,215,000  5.250%, 07/01/17                                                Aaa/AAA           2,417,252

                            State of Hawaii Harbor System Revenue, Series A-AMT
                 2,415,000  4.750%, 01/01/11                                                 A1/A+            2,490,324

                            State of Hawaii Highway Revenue
                            Prerefunded 07/01/11 @100, FSA Insured,
                            Collateral: State & Local
                            Government Series 100%
                 1,530,000  5.375%, 07/01/14                                                Aaa/AAA           1,641,200
                 2,720,000  5.500%, 07/01/19                                                Aaa/AAA           2,876,699
                 1,110,000  5.500%, 07/01/20                                                Aaa/AAA           1,173,947
                 2,000,000  5.375%, 07/01/20                                                Aaa/AAA           2,145,360

                            State of Hawaii Highway Revenue,
                            Series A, FSA Insured
                 1,000,000  5.000%, 07/01/20                                                Aaa/AAA           1,068,850
                 2,000,000  5.000%, 07/01/22                                                Aaa/AAA           2,121,720

                            State of Hawaii Highway Revenue,
                            Series B, FSA Insured
                 2,000,000  5.000%, 07/01/16                                                Aaa/AAA           2,175,580

                            University of Hawaii Revenue Refunding,
                            Series A, MBIA Insured
                   800,000  4.500%, 07/15/32                                                Aaa/AAA             784,832

                                                                                                        ----------------
                             Total Hawaii Revenue Bonds                                                     314,941,968
                                                                                                        ----------------

 Puerto Rico Bonds (5.7%):
                            Puerto Rico Commonwealth
                            Aqueduct and Sewer Authority
                            Revenue Bonds, MBIA Insured
                 2,500,000  5.000%, 07/01/15                                                Aaa/AAA           2,522,600

                            Puerto Rico Commonwealth Highway &
                            Transportation Authority Revenue,
                            Series G, FGIC Insured
                 1,000,000  5.250%, 07/01/15                                                Aaa/AAA           1,060,570

                            Puerto Rico Commonwealth Highway &
                            Transportation Authority Revenue
                            Refunding Series L, MBIA Insured
                 6,000,000  5.250%, 07/01/23                                                Aaa/AAA           6,526,140

                            Puerto Rico Commonwealth Public
                            Finance Corporation Revenue Bonds, Series
                            A, Prerefunded 08/01/11 @100,
                            MBIA Insured, Collateral: 38% U.S.
                            Treasury; 62% U.S. Government
                                   Securities
                 5,000,000  5.500%, 08/01/17                                                Aaa/AAA           5,380,200

                            Puerto Rico Commonwealth Public
                            Improvement General Obligation Bonds,
                                  MBIA Insured
                 1,800,000  5.250%, 07/01/13                                                Aaa/AAA           1,892,106

                            Puerto Rico Commonwealth Public
                            Improvement General Obligation Bonds,
                            Series A, FGIC Insured
                 2,000,000  5.500%, 07/01/16                                                Aaa/AAA           2,197,580

                            Puerto Rico Commonwealth Public Improvement
                            General Obligation Bonds
                            Refunding, Series A, MBIA Insured
                 6,245,000  5.500%, 07/01/20                                                Aaa/AAA           6,982,659

                            Puerto Rico Commonwealth Public
                            Improvement General Obligation
                            Bonds, Series CR, FSA Insured
                 1,060,000  5.250%, 07/01/17                                                Aaa/AAA           1,181,518

                            Puerto Rico Electric Power Authority Power
                            Revenue Bonds Series QQ, XLCA Insured
                 3,195,000  5.500%, 07/01/16                                                Aaa/AAA           3,522,647

                            Puerto Rico Electric Power Authority Power
                            Revenue Series TT
                 7,000,000  5.000%, 07/01/26                                                A3/BBB+           6,983,200

                            Puerto Rico Electric Power Authority
                            Power Revenue, Refunding Series UU
                 1,000,000  4.250%, 07/01/13                                                A3/BBB+           1,004,860

                                                                                                        ----------------
                             Total Puerto Rico Bonds                                                         39,254,080
                                                                                                        ----------------

                            Total Investments (cost $667,987,600-note b) - 99.4%                            686,340,292
                            Other assets less liabilities - 0.6%                                              4,022,966
                                                                                                        ----------------
                            NET ASSETS - 100.0%                                                          $  690,363,258
                                                                                                        ================

                                                                                     Percent of
                            Portfolio Distribution By Quality Rating (unaudited)     Portfolio
2
                            Aaa or #Aaa of Moody's or AAA of S&P or Fitch             92.8

                            Aa of Moody's or AA of S&P or Fitch                       0.7

                             A of Moody's or S&P                                      5.7

                            Baa of Moody's or BBB of S&P                              0.8
                                                                                      ----

                                                                                      100.0
                                                                                      ======


* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(1) Rated A+ by Fitch.
(2) Rated AAA by Fitch.

                                   PORTFOLIO ABBREVIATIONS:
        AMBAC               American Municipal Bond Assurance Corporation
        AMT                 Alternative Minimum Tax
        CIFG                CDC IXIS Financial Guaranty
        FGIC                Financial Guaranty Insurance Co.
        FNMA                Federal National Mortgage Association
        FSA                 Financial Securities Assurance
        GNMA                Government National Mortgage Association
        MBIA                Municipal Bond Investors Assurance
        NR                  Not Rated
        TCRS                Transferable Custodial Receipts
        VRDO                Variable Rate Demand Obligation
        XLCA                XL Capital Assurance

                       See accompanying notes to financial
                                  statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $667,319,294 amounted to $19,020,998, which consisted of aggregate gross unrealized appreciation of $19,644,716 and aggregate gross unrealized depreciation of $623,718.

Recent Developments- Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).









                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008





By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 29, 2008